UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.



                         THE ADVISORS' INNER CIRCLE FUND




   [LOGO OMITTED] ACADIAN


   ACADIAN EMERGING MARKETS PORTFOLIO

   SEMI-ANNUAL REPORT                                          APRIL 30, 2006

--------------------------------------------------------------------------------










                                         INVESTMENT ADVISER:
                                         ACADIAN ASSET MANAGEMENT, INC.



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter......................................................     1

Statement of Net Assets...................................................     4

Statement of Operations...................................................    13

Statement of Changes in Net Assets........................................    14

Financial Highlights......................................................    15

Notes to Financial Statements.............................................    16

Disclosure of Portfolio Expenses..........................................    24

--------------------------------------------------------------------------------




The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2006

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio. This commentary covers the six months from November 1, 2005 to April 30, 2006, focusing on the portfolio's performance and some of the conditions and decisions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW

For the six months ended April 30, 2006, the Acadian Emerging Markets Portfolio returned 46.77%, versus 39.69% for the IFC Investable Index, a widely followed emerging markets benchmark.

REVIEW AND OUTLOOK

Emerging equity markets, as measured by the IFC index, were up 39.69% in USD terms, registering robust gains. Most regions were up strongly, particularly Latin America and parts of the Europe/Middle East/Africa region. The period's very positive results were fueled by an improving world economy, along with high prices for the commodity and energy products that are key exports for many of the countries in the emerging asset class. Countries that export oil, such as Argentina and Russia, saw especially strong returns over the period. Other top-performing markets included China, India, Indonesia, Poland, South Africa and Korea.

Many emerging markets are positively ranked in our framework as the asset class continues to exhibit signs of growth and improving economic fundamentals. European emerging markets top our forecast framework. In Russia and Turkey, favorable monetary conditions have contributed positively to our outlook. Poland currently looks upbeat on monetary policy and growth factors. Asian emerging markets' forecasts are mostly positive, with Malaysia and Taiwan remaining the most highly ranked based on attractive valuations and favorable risk factors. South Korea and China are expected to outperform, also given value factors and lower perceived risk. We are negative on India, where valuations appear expensive relative to other opportunities in Asia.

Markets in Latin America are mixed within our framework. We continue to anticipate robust performance from Venezuela, which looks strong on relative valuation, cash flow measures and the country's leveraged relationship to higher commodity prices. Also positive is Chile, based on attractive valuation and growth factors and looser monetary policy. Less attractive markets in the region include Mexico, where higher perceived risk, elevated interest rates and higher valuations have contributed to a negative forecast. Brazil's forecast has improved and is now moderately positive.

      ~

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
PORTFOLIO STRUCTURE

The Portfolio was invested in a broad range of emerging markets over the period. The Portfolio was managed from the bottom up, with stock selection (combined with benchmark-relative risk control) driving the resulting country and industry weights. However, each Acadian stock forecast contains a significant component that is a forecast of how that stock's country will perform relative to others. Thus, the focus of the process is approximately half on stock and half on country.

The Portfolio was attractively valued relative to a cap-weighted benchmark. Significant country positions included overweightings in China, Russia, Taiwan, South Korea, Turkey, Indonesia and Poland. The Portfolio remained underweighted relative to the benchmark in Thailand, Chile, Israel, South Africa, Mexico, India and Brazil.

PORTFOLIO PERFORMANCE

As noted above, the Portfolio posted a return well above the benchmark index, adding 710 basis points of active return for the six month period. This was mostly the result of successful stock selection, but active country positions also added a small amount of value. Stock selection was most beneficial in Korea, Taiwan and Brazil. Technology, materials, finance and durables holdings were among the strongest positions held by the Portfolio. Less successful stock selection was seen in China, India and South Africa. Telecom and energy stock selection also detracted from return. In terms of country allocations, these were positive for active return overall, adding approximately 80 basis points. This was largely the result of underweighting Mexico, Chile and Israel.

Please let us know if we can provide any additional information.


Sincerely,


/s/ Churchill G. Franklin

Churchill G. Franklin
Executive Vice President

      ~
THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
This represents the manager's assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The IFC INVESTABLE INDEX is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor's calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company's corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

      ~
THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

SECTOR WEIGHTINGS+
19.6% Energy
16.2% Materials
14.1% Financials
12.8% Technology
12.4% Telecommunication Services
7.8%  Industrials
6.1%  Consumer Cyclical
4.4%  Utilities
2.6%  Short-Term Investments
2.1%  Consumer Non-Cyclical
1.9%  Diversified
+ Percentages are based on total investments.

----------------------------------------------------------------------------------
COMMON STOCK -- 88.6%
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                          ----------- ------------
ARGENTINA -- 0.1%
   Tenaris* ............................................      14,700 $     674,730
                                                                     -------------
BRAZIL -- 2.4%
   Arcelor Brasil.......................................     490,669     9,034,615
   Banco do Brasil .....................................      13,800       397,027
   Banco Itau Holding Financeira* ......................     420,000    13,481,084
   Brasil Telecom Participacoes ........................         794            12
   Cia de Bebidas das Americas .........................       1,032           426
   Cia de Concessoes Rodoviarias .......................      44,000       385,250
   Cia de Saneamento Basico do Estado de Sao Paulo .....         138            14
   CPFL Energia ........................................      17,400       245,961
   Embratel Participacoes ..............................         794             2
   Light* .............................................. 100,000,000       768,161
   Natura Cosmeticos ...................................      24,000       305,423
   Perdigao ............................................      43,800       433,695
   Seara Alimentos* ....................................         911             2
   Sociedad de Participacoes Cime* (a)..................     131,000            --
   Tele Norte Celular Participacoes* ...................         794            --
   Telefonica Data Brasil Holding* .....................         794            --
   Telemig Celular Participacoes .......................         794             4
   Tim Participacoes....................................       1,529             7
                                                                     -------------
                                                                        25,051,683
                                                                     -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                          ----------- ------------
CHINA -- 6.5%
   Aluminum of China, Cl H .............................   5,432,000 $   5,394,866
   Angang New Steel, Cl H ..............................     664,000       578,099
   Bengang Steel Plates, Cl B ..........................     486,070       208,772
   China Petroleum & Chemical, Cl H ....................  19,236,000    12,219,438
   China Telecom, Cl H .................................  17,582,100     6,123,007
   Jiangxi Copper, Cl H ................................   1,587,000     1,668,264
   PetroChina, Cl H ....................................  38,920,328    42,921,295
                                                                     -------------
                                                                        69,113,741
                                                                     -------------
EGYPT -- 0.1%
   Alexandria National Iron & Steel ....................       4,489     1,016,526
                                                                     -------------
HONG KONG -- 5.4%
   China Mobile Hong Kong ..............................   7,201,000    41,888,959
   China Netcom Group Hong Kong ........................   2,138,500     3,902,976
   China Unicom ........................................   1,604,000     1,365,459
   CNOOC ...............................................   9,900,000     7,980,782
   Cnpc Hong Kong ......................................   2,890,000     1,733,329
   TPV Technology ......................................     248,000       268,696
                                                                     -------------
                                                                        57,140,201
                                                                     -------------
HUNGARY -- 0.3%
   Mol Magyar Olaj-es Gazipari .........................      12,781     1,522,569
   OTP Bank* ...........................................      31,129     1,208,748
                                                                     -------------
                                                                         2,731,317
                                                                     -------------
INDIA -- 0.8%
   Infosys Technologies ADR ............................      91,800     7,220,070
   Satyam Computer Services ............................      22,600       813,148
   State Bank of India* ................................       3,400       173,230
                                                                     -------------
                                                                         8,206,448
                                                                     -------------
INDONESIA -- 1.4%
   Bank Central Asia* ..................................  11,445,500     5,709,699
   Bank Rakyat Indonesia* ..............................   1,534,000       808,980
   PT Astra International* .............................   5,935,500     8,087,711
                                                                     -------------
                                                                        14,606,390
                                                                     -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                          ----------- ------------
MALAYSIA -- 2.7%
   British American Tobacco Malaysia* ..................     217,400 $   2,504,194
   Bumiputra-Commerce Holdings* ........................   1,370,200     2,381,641
   Digi.Com* ...........................................     371,500     1,147,965
   Genting* ............................................     163,500     1,150,296
   IOI .................................................   1,466,600     5,745,819
   IOI Properties ......................................         500         1,145
   Johor Land ..........................................      50,160        11,279
   Kuala Lumpur Kepong* ................................     126,800       346,343
   Kulim Malaysia* .....................................     264,000       196,662
   Malayan Banking .....................................     540,900     1,656,501
   Maxis Communications* ...............................     420,400     1,014,899
   MISC ................................................     302,600       734,689
   Resorts World* ......................................     196,700       727,212
   Tanjong* ............................................      55,800       220,152
   Telekom Malaysia* ...................................   2,639,200     7,099,517
   Tenaga Nasional .....................................   1,000,950     2,361,187
   YTL .................................................     759,073     1,068,085
                                                                     -------------
                                                                        28,367,586
                                                                     -------------
MEXICO -- 1.2%
   Cemex* ..............................................     660,700     4,471,172
   Grupo Celanese* (a)..................................      99,000            --
   Grupo Mexico ........................................   1,520,077     5,328,275
   Telefonos de Mexico* ................................   2,945,500     3,246,295
                                                                     -------------
                                                                        13,045,742
                                                                     -------------
PHILIPPINES -- 1.0%
   Bank of the Philippine Islands ......................     212,136       250,538
   International Container Term Services ...............   2,321,700       550,645
   Philippine Long Distance Telephone ..................     254,107    10,060,965
                                                                     -------------
                                                                        10,862,148
                                                                     -------------
POLAND -- 4.4%
   KGHM Polska Miedz* ..................................     370,816    13,597,392
   Polski Koncern Naftowy Orlen* .......................   1,552,114    32,377,867
   Powszechna Kasa Oszczednosci Bank Polski* ...........      54,613       687,113
                                                                     -------------
                                                                        46,662,372
                                                                     -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                          ----------- ------------
RUSSIA -- 9.5%
   AFK Sistema GDR* ....................................      40,300 $     987,350
   LUKOIL ADR* .........................................     610,480    55,249,260
   MMC Norilsk Nickel ADR* .............................      90,700    11,972,400
   OAO Gazprom ADR* ....................................     612,030    27,789,600
   Polyus Gold ZAO ADR* (a) ............................      90,700     3,945,450
   Surgutneftegaz ADR ..................................       3,700       314,500
   Unified Energy System GDR* ..........................       3,600       277,200
                                                                     -------------
                                                                       100,535,760
                                                                     -------------
SOUTH AFRICA -- 4.6%
   Anglo American ......................................      28,900     1,249,599
   Anglo Platinum ......................................       7,136       692,168
   Foschini ............................................      32,839       333,872
   Mittal Steel South Africa ...........................     432,499     5,054,246
   MTN Group ...........................................     280,142     2,806,097
   Naspers* ............................................      14,911       328,590
   Reunert .............................................      32,223       403,460
   Sanlam ..............................................     496,170     1,286,397
   Sasol ...............................................       3,800       160,501
   Telkom* .............................................   1,192,070    28,498,234
   Tiger Brands ........................................     271,867     7,602,291
                                                                     -------------
                                                                        48,415,455
                                                                     -------------
SOUTH KOREA -- 23.0%
   Amorepacific ........................................       1,028       377,813
   Asia Cement .........................................       6,600       287,017
   Daewoo Engineering & Construction ...................     376,200     6,504,094
   DC Chemical .........................................      16,680       659,911
   Dong Su Industrial ..................................       8,390       234,934
   Dongbu ..............................................       6,730       142,052
   Dongbu Insurance ....................................     974,750    24,399,767
   Dongbu Steel ........................................      95,780       972,226
   Dongkuk Steel Mill ..................................      65,498     1,406,804
   Doosan* .............................................      20,280       764,695


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                          ----------- ------------
SOUTH KOREA --  CONTINUED
   Halim ...............................................     151,911 $     520,442
   Halla Engineering & Construction ....................       7,380       245,008
   Hana Financial Group ................................      22,180     1,089,238
   Hanjin Shipping .....................................     529,560    14,603,903
   Honam Petrochemical .................................      67,670     4,306,534
   Hynix Semiconductor* ................................     244,680     8,551,343
   Hyosung .............................................      51,700     1,093,991
   Hyundai Development .................................      22,270     1,292,076
   Hyundai H&S .........................................     172,350    13,966,419
   Hyundai Mipo Dockyard ...............................      49,060     4,600,025
   Hyundai Securities ..................................     150,050     2,506,669
   Hyundai Steel .......................................     750,950    29,032,804
   Industrial Bank of Korea ............................     233,320     4,702,036
   Korea Electric Power ................................     925,400    41,126,708
   Korea Kumho Petrochemical ...........................      88,620     2,960,893
   Korean Petrochemical Industrial .....................       6,310       170,667
   KT&G ................................................      22,130     1,239,355
   Kumho Industrial ....................................      54,250     1,467,305
   Kyeryong Construction Industrial ....................      35,332     1,663,917
   LG ..................................................      50,230     1,750,165
   LIG Non-Life Insurance ..............................     210,910     3,288,478
   LS Cable ............................................      18,610       769,824
   Pantech .............................................      44,620       286,802
   POSCO ...............................................     130,021    36,270,177
   Seah Besteel ........................................      19,260       335,028
   Shinhan Financial Group .............................     259,810    12,951,920
   SK ..................................................      34,740     2,557,229
   SK Telecom ..........................................      19,143     4,497,427
   Ssangyong Cement Industrial* ........................      43,966       732,145
   Ssangyong Engineering & Construction ................      82,000     1,252,440
   TS ..................................................       9,320       341,048
   Woori Finance Holdings ..............................     160,980     3,636,905
   Youngone ............................................     629,460     2,837,511
                                                                     -------------
                                                                       242,395,745
                                                                     -------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES      VALUE
                                                          ----------- ------------
TAIWAN -- 18.6%
   Acer ................................................          15 $          29
   Advanced Semiconductor Engineering ..................   4,384,000     5,208,250
   AU Optronics* .......................................     156,000       255,746
   Chi Mei Optoelectronics* ............................   4,414,000     6,274,682
   China Steel .........................................   3,740,685     3,652,509
   Chunghwa Picture Tubes ..............................   8,569,375     2,551,848
   Chunghwa Telecom ....................................   1,550,000     2,978,340
   Compal Electronics ..................................     560,000       616,137
   Delta Electronics ...................................     938,906     2,925,436
   Evergreen Marine ....................................         346           241
   Far Eastern Textile .................................  11,189,945    10,277,267
   Far EasTone Telecommunications ......................  10,778,800    13,413,528
   Formosa Plastics ....................................     358,000       571,193
   High Tech Computer ..................................   1,326,400    42,408,877
   HON HAI Precision Industry ..........................   2,291,097    15,548,320
   Inventec ............................................     844,678       610,301
   King Yuan Electronics ...............................     671,000       747,729
   Largan Precision ....................................     161,000     3,396,433
   Lite-On Technology ..................................     665,592     1,049,441
   Mercuries & Associates ..............................          13             3
   Nan Ya Plastics .....................................     399,000       582,829
   Nanya Technology ....................................   3,843,000     2,487,554
   Novatek Microelectronics ............................   1,108,000     6,598,959
   Powerchip Semiconductor .............................   1,730,000     1,193,029
   Powertech Technology ................................   1,232,800     4,231,446
   President Chain Store ...............................      90,000       225,127
   ProMOS Technologies .................................  30,597,583    11,845,030
   Quanta Storage ......................................     175,000       323,647
   Ritek* ..............................................   7,233,000     2,260,454
   Shin Kong Financial Holding .........................   4,523,696     4,821,192
   Silicon Integrated Systems* .........................   1,028,000       633,195
   Siliconware Precision Industries ....................   5,523,000     8,015,639
   Taishin Financial Holdings ..........................   4,629,420     3,047,389
   Taiwan Cement .......................................   5,257,350     4,119,922
   Taiwan Mobile* ......................................     532,000       535,302
   Taiwan Semiconductor Manufacturing ..................   7,930,870    16,929,730
   Tatung* .............................................     200,000        61,940
   Tung Ho Steel Enterprise ............................     835,000       748,574


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
----------------------------------------------------------------------------------
                                                              SHARES      VALUE
                                                          ----------- ------------
TAIWAN -- CONTINUED
   Unimicron Technology ................................   1,184,000 $   1,974,447
   United Microelectronics .............................  18,515,000    12,884,239
   Wan Hai Lines .......................................      91,751        63,273
   Wistron* ............................................         260           339
   WUS Printed Circuit .................................         100            46
   Ya Hsin Industrial ..................................     812,000       783,951
                                                                     -------------
                                                                       196,853,563
                                                                     -------------
THAILAND -- 0.4%
   Krung Thai Bank .....................................     890,800       292,027
   PTT .................................................     410,400     2,822,047
   Siam Commercial Bank ................................     217,700       368,442
   Thai Oil ............................................     295,700       531,976
                                                                     -------------
                                                                         4,014,492
                                                                     -------------
TURKEY -- 6.1%
   Akbank ..............................................   1,662,396    13,837,575
   Aksigorta ...........................................      50,021       251,714
   Haci Omer Sabanci Holding* ..........................   1,340,735     6,340,969
   KOC Holding* ........................................     301,549     1,654,355
   Petkim Petrokimya Holding* ..........................     118,000       549,149
   Petrol Ofisi* .......................................     330,330     2,112,212
   Tupras Turkiye Petrol Rafine ........................     186,003     3,941,040
   Turk Sise ve Cam Fabrikalari* .......................   4,264,960    18,880,072
   Turkiye Is Bankasi, Cl C ............................   1,851,002    15,547,580
   Vestel Elektronik Sanayi* ...........................     319,435     1,155,429
                                                                     -------------
                                                                        64,270,095
                                                                     -------------
VENEZUELA -- 0.1%
   Cia Anonima Nacional Telefonos de Venezuela .........      27,600       562,212
   Siderurgica Venezolana Sivensa* .....................          78             4
                                                                     -------------
                                                                           562,216
                                                                     -------------
   TOTAL COMMON STOCK
      (Cost $504,566,145)................................              934,526,210
                                                                     -------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
PREFERRED STOCK -- 8.9%
----------------------------------------------------------------------------------
                                                              SHARES      VALUE
                                                          ----------- ------------
BRAZIL -- 8.9%
   Banco Bradesco*......................................     791,920 $  30,260,420
   Brasil Telecom ......................................     428,652         2,261
   Brasil Telecom Participacoes ........................          60             1
   Braskem .............................................     112,800       776,159
   Caemi Mineracao e Metalurgica .......................   1,347,000     2,473,752
   Centrais Eletricas Brasileiras ......................  31,422,000       843,746
   Centrais Eletricas de Santa Catarina ................     312,000       248,343
   Cia Brasileira de Distribuicao Grupo Pao de Acucar ..         921            36
   Cia Brasileira de Petroleo Ipiranga .................      52,000       921,813
   Cia de Transmissao de Energia Eletrica Paulista .....         476             5
   Cia Energetica de Minas Gerais* .....................  18,634,000       889,035
   Cia Vale do Rio Doce ................................     175,600     7,839,060
   Elektro Eletricidade e Servicos .....................         638             4
   Embratel Participacoes .............................. 100,000,060       265,644
   Investimentos Itau* .................................   2,236,000    10,271,340
   Lojas Americanas ....................................         327            14
   Metalurgica Gerdau* .................................     625,439    12,862,650
   Petroleo Brasileiro .................................     632,600    14,053,396
   Sadia ...............................................     476,000     1,300,983
   Sao Carlos Empreendimentos e Participacoes ..........         327             3
   Tam .................................................      59,800     1,511,129
   Tele Norte Celular Participacoes ....................          60            --
   Telecomunicacoes de Sao Paulo* ......................       9,200       224,982
   Telefonica Data Brasil Holding* .....................          60            --
   Telemig Celular Participacoes* ......................          60            --
   Tim Participacoes* ..................................         115            --
   Tractebel Energia* ..................................           1            --
   Usinas Siderurgicas de Minas Gerais .................     244,700     9,292,851
   Vale do Rio Doce* (a)................................      19,960            --
                                                                     -------------
                                                                        94,037,627
                                                                     -------------
   TOTAL PREFERRED STOCK
      (Cost $54,932,258).................................               94,037,627
                                                                     -------------
----------------------------------------------------------------------------------
RIGHT -- 0.0%
----------------------------------------------------------------------------------
BRAZIL -- 0.0%
   Telemig Celular, Expires 05/29/06* ..................         854            --
                                                                     -------------
   TOTAL RIGHT
      (Cost $0).........................................                        --
                                                                     -------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.6%
-----------------------------------------------------------------------------------
                                                             SHARES       VALUE
                                                          ----------- ------------
   Union Bank of California Money Market Fund, 4.10%**
      (Cost $27,717,814) ...............................  27,717,814 $   27,717,814
                                                                     --------------
   TOTAL INVESTMENTS -- 100.1%
      (Cost $587,216,217)...............................              1,056,281,651
                                                                     --------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
   Payable for investment securities purchased..........                (13,060,529)
   Investment advisory fees payable.....................                   (825,890)
   Payable for shares of beneficial interest redeemed...                   (711,183)
   Administrative fees payable..........................                    (70,022)
   Chief compliance officer fees payable................                     (7,655)
   Trustees' fees payable...............................                     (2,364)
   Other assets and liabilities, net....................                 13,767,759
                                                                     --------------
   TOTAL OTHER ASSETS AND LIABILITIES....................                  (909,884)
                                                                     --------------
   NET ASSETS -- 100.0%..................................            $1,055,371,767
                                                                     ==============
-----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------
   Paid-in-Capital......................................                527,091,134
   Undistributed net investment income..................                  3,683,308
   Accumulated realized gain on investments.............                 55,384,250
   Net unrealized appreciation on investments...........                469,065,434
   Net unrealized appreciation on foreign currencies
      and translation of other assets and liabilities
      denominated in foreign currencies ................                    147,641
                                                                     --------------
   NET ASSETS............................................            $1,055,371,767
                                                                     ==============
INSTITUTIONAL CLASS SHARES:
   Outstanding shares of beneficial interest
      (unlimited authorization -- no par value).........                 32,651,464
NET ASSET VALUE, Offering and net redemption price
      per share -- Institutional Class Shares...........                     $32.32
                                                                     ==============

   *  NON-INCOME PRODUCING SECURITY
  **  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
 GDR  GLOBAL DEPOSITARY RECEIPT
 (A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2006 WAS $3,945,450 REPRESENTING 0.40% OF THE NET ASSETS OF THE PORTFOLIO. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends......................................................... $ 10,537,334
Less: Foreign Taxes Withheld......................................     (942,376)
                                                                   ------------
   TOTAL INCOME...................................................    9,594,958
                                                                   ------------
EXPENSES
Investment Advisory Fees..........................................    4,315,406
Administration Fees...............................................      395,280
Chief Compliance Officer Fees.....................................        3,663
Trustees' Fees....................................................        2,164
Custodian Fees....................................................      530,005
Shareholder Servicing Fees........................................      453,625
Transfer Agent Fees...............................................      135,947
Printing Fees.....................................................       49,448
Filing and Registration Fees......................................       17,688
Legal Fees........................................................       10,327
Audit Fees........................................................        8,943
Other Expenses....................................................       21,285
                                                                   ------------
   TOTAL EXPENSES.................................................    5,943,781
LESS:
   Fees Paid Indirectly -- (See Note 4)...........................      (34,060)
                                                                   ------------
   NET EXPENSES..................................................     5,909,721
                                                                   ------------
NET INVESTMENT INCOME.............................................    3,685,237
                                                                   ------------
NET REALIZED GAIN (LOSS) ON:
   Investments....................................................   56,660,345
   Foreign Currency Transactions..................................     (316,705)
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS..............................   56,343,640
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Investments....................................................  268,263,275
   Foreign Currency Transactions..................................      149,178
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION.............................  268,412,453
                                                                   ------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS.........  324,756,093
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............. $328,441,330
                                                                   ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED        YEAR ENDED
                                                                APRIL 30, 2006    OCTOBER 31,
                                                                  (UNAUDITED)        2005
                                                                --------------  -------------
OPERATIONS:
   Net Investment Income......................................  $    3,685,237  $  13,302,880
   Net Realized Gain on Investments and
     Foreign Currency Transactions............................      56,343,640     63,892,739
   Net Change in Unrealized Appreciation on
     Investments and Foreign Currency Transactions............     268,412,453    113,022,121
                                                                --------------  -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......     328,441,330    190,217,740
                                                                --------------  -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income......................................     (11,586,610)    (2,690,895)
   Net Realized Gains.........................................     (65,510,853)   (14,319,967)
                                                                --------------  -------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS........................     (77,097,463)   (17,010,862)
                                                                --------------  -------------
CAPITAL SHARE TRANSACTIONS:
   Issued.....................................................     114,683,801    207,528,148
   In Lieu of Cash Distributions..............................      68,748,739     15,956,499
   Redemption Fees -- (See Note 2)............................          10,988        138,946
   Redeemed...................................................     (82,432,378)  (239,407,105)
                                                                --------------  -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS...............................     101,011,150    (15,783,512)
                                                                --------------  -------------
     TOTAL INCREASE IN NET ASSETS.............................     352,355,017    157,423,366
                                                                --------------  -------------
NET ASSETS:
   Beginning of Period........................................     703,016,750    545,593,384
                                                                --------------  -------------
   End of Period (including undistributed net investment
     income of $3,683,308 and $11,584,681, respectively) .....  $1,055,371,767  $ 703,016,750
                                                                ==============  =============
SHARE TRANSACTIONS:
   Issued.....................................................       4,013,529      9,678,822
   In Lieu of Cash Distributions..............................       2,720,027        807,491
   Redeemed...................................................      (2,957,484)   (11,104,928)
                                                                --------------  -------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ......................................       3,776,072       (618,615)
                                                                ==============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------
                                                               SELECTED PER SHARE DATA & RATIOS
                                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              SIX MONTHS
                                 ENDED
                                APRIL 30,                   YEARS ENDED OCTOBER 31,
                                  2006^      --------------------------------------------------
                               (UNAUDITED)     2005         2004      2003     2002(1)    2001
                               ----------    --------     --------  --------   -------  -------
Net Asset Value,
   Beginning of Period.......  $    24.35    $  18.50     $  14.11  $   9.06   $  7.61  $  8.85
                               ----------    --------     --------  --------   -------  -------
Income from Operations
   Net Investment Income.....        0.12*       0.44*        0.19*     0.09*     0.13     0.07
   Net Realized and Unrealized
     Gain (Loss).............       10.49*       5.95*        4.21*     4.99*     1.26+   (1.25)
                               ----------    --------     --------  --------   -------  -------
   Total from Operations.....       10.61        6.39         4.40      5.08      1.39    (1.18)
                               ----------    --------     --------  --------   -------  -------
Payment by Affiliate.........          --          --         0.00**      --        --       --
                               ----------    --------     --------  --------   -------  -------
Redemption Fees..............        0.00**      0.00**       0.04      0.02      0.07     0.00**
                               ----------    --------     --------  --------   -------  -------
Dividends and Distributions:
   Net Investment Income.....       (0.37)      (0.08)       (0.05)    (0.05)    (0.01)   (0.06)
   Net Realized Gains........       (2.27)      (0.46)          --        --        --       --
                               ----------    --------     --------  --------   -------  -------
   Total Dividends and
     Distributions ..........       (2.64)      (0.54)       (0.05)    (0.05)    (0.01)   (0.06)
                               ----------    --------     --------  --------   -------  -------
Net Asset Value, End of Period $    32.32    $  24.35     $  18.50  $  14.11   $  9.06  $  7.61
                               ==========    ========     ========  ========   =======  =======
TOTAL RETURN++...............       46.77%      35.27%       31.55%    56.63%    19.13%  (13.40)%
                               ==========    ========     ========  ========   =======  =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands)...............  $1,055,372    $703,017     $545,593  $163,215   $39,625  $17,792
Ratio of Expenses to Average
   Net Assets................        1.38%(2)    1.47%(2)     1.60%     1.85%     2.15%    2.20%
Ratio of Net Investment Income
   to Average Net Assets.....        0.85%       2.01%        1.14%     0.84%     1.56%    0.77%
Portfolio Turnover Rate......          17%         54%          94%      110%      192%      84%

 *   PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.

**   AMOUNT WAS LESS THAN $0.01 PER SHARE.

 ^ FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2006. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 + THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

++ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. THERE WAS NO EFFECT ON THE TOTAL RETURN OF THE PORTFOLIO RESULTING FROM THE PAYMENT BY AFFILIATE IN 2004.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM ACADIAN EMERGING MARKETS PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR PORTFOLIO, THE UAM ACADIAN EMERGING MARKETS PORTFOLIO.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 2006, AND THE YEAR ENDED OCTOBER 31, 2005, EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.37% AND 1.46%, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.~



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

As of December 8, 2004, the Portfolio was closed to new investors.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
     Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for any Portfolio holding the relevant

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
     securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's Administrator and may request that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign curren-

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
     cies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2006, the Portfolio had no open forward foreign currency contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2006, there were $10,988 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATIVE SERVICES, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2006, the Portfolio paid the Administrator 0.09% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. During the year, the Portfolio earned credits of $34,060, which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 2.50% of the Portfolio's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2006, the Portfolio made purchases of $178,319,402 and sales of $145,069,132 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
The tax character of dividends and distributions paid during the last two years were as follows:

                         ORDINARY           LONG-TERM
                          INCOME          CAPITAL GAIN              TOTAL
                       -------------   ------------------    ------------------
2005                    $7,266,836          $9,744,026           $17,010,862
2004                       740,753                  --               740,753

As of October 31, 2005, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                               $ 31,140,393
     Undistributed Long-Term Capital Gain                          45,952,212
     Net Unrealized Appreciation                                  199,844,161
                                                                 ------------
     Total Distributable Earnings                                $276,936,766
                                                                 ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2005, there were no capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at April 30, 2006, and the net unrealized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2006, were as follows:

     FEDERAL TAX          APPRECIATED         DEPRECIATED        NET UNREALIZED
        COST              SECURITIES          SECURITIES          APPRECIATION
   ---------------      ---------------     ---------------      ---------------
    $587,216,217         $472,900,415        $(3,834,981)         $469,065,434

8. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

At April 30, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

9. OTHER:

At April 30, 2006, 58% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. This shareholder was comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.

                            BEGINNING         ENDING                   EXPENSE
                            ACCOUNT           ACCOUNT     ANNUALIZED     PAID
                              VALUE            VALUE       EXPENSE      DURING
                             11/1/05          4/30/06       RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACADIAN EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN    $1,000.00         $1,467.70       1.37%     $ 8.38
HYPOTHETICAL 5% RETURN      1,000.00          1,018.00       1.37        6.85
--------------------------------------------------------------------------------
*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                         Acadian Asset Management, Inc.
                             One Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004





    This information must be preceded or accompanied by a current prospectus for the Portfolio described.



    ACA-SA-001-0400

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.